Equity-Based Compensation - Fair Value Assumptions for Stock Option at the Date of Grant (Details) - us-gaap_EmployeeStockOptionMember	Jun. 14, 2023	Mar. 10, 2023	Nov. 11, 2022	Mar. 11, 2022	Oct. 19, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	42.00%	42.00%	40.00%	37.50%	28.00%
Expected term (years)	7 years	5 years 10 months 24 days	5 years 10 months 24 days	5 years 10 months 24 days	10 years
Interest rate	4.00%	3.90%	3.90%	2.00%	1.70%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%